PIMCO Funds

Supplement Dated March 31, 2022 to the Real Return Strategy Funds Prospectus

Dated July 30, 2021, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy® Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund (each, a “Fund” and together, the “Funds”)

As previously disclosed in a supplement dated February 1, 2022, Pacific Investment Management Company LLC (“PIMCO”) has announced that Nic Johnson is retiring from PIMCO effective March 31, 2022.

Effective immediately, the PIMCO CommoditiesPLUS® Strategy Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Bryan Tsu and Andrew DeWitt. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Bryan Tsu and Andrew DeWitt. Mr. Sharenow is a Managing Director of PIMCO, Messrs. Hagedorn and Tsu are Executive Vice Presidents of PIMCO and Mr. DeWitt is a Senior Vice President of PIMCO. Mr. Sharenow has managed the Fund since January 2015 and Messrs. Hagedorn, Tsu and DeWitt have managed the Fund since February 2022.

Effective immediately, the PIMCO CommodityRealReturn Strategy® Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Messrs. Rodosky and Sharenow are Managing Directors of PIMCO and Mr. DeWitt is a Senior Vice President of PIMCO. Mr. Rodosky has managed the Fund since January 2019, Mr. Sharenow has managed the Fund since November 2018 and Mr. DeWitt has managed the Fund since February 2022.

Effective immediately, the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Daniel He and Emmanuel Sharef. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Daniel He and Emmanuel Sharef. Messrs. Rodosky and Sharenow are Managing Directors of PIMCO, and Mr. He and Dr. Sharef are Executive Vice Presidents of PIMCO. Mr. Rodosky has managed the Fund since January 2019, Mr. He has managed the Fund since December 2019 and Mr. Sharenow and Dr. Sharef have managed the Fund since February 2022.

Effective immediately, the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Steve Rodosky, Daniel He and Ray Huang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Steve Rodosky, Daniel He and Ray Huang. Mr. Rodosky is a Managing Director of PIMCO, and Messrs. He and Huang are Executive Vice Presidents of PIMCO. Mr. Rodosky has managed the Fund since January 2019, Mr. He has managed the Fund since December 2019 and Mr. Huang has managed the Fund since February 2022.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn Strategy® PIMCO CommoditiesPLUS® Strategy	Andrew DeWitt	2/22 2/22

Senior Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO CommoditiesPLUS® Strategy	Lewis Hagedorn	2/22

Executive Vice President, PIMCO. Mr. Hagedorn is a commodities portfolio manager in the Newport Beach office. He has spent the entirety of his career in commodity markets, with a primary focus on agriculture. Prior to joining PIMCO in 2018, he was a proprietary trader at TrailStone Group in London, and previously worked at Citadel and Brevan Howard. Mr. Hagedorn began his career as an economist for the Chicago Board of Trade before joining J.P. Morgan, where he was head of agricultural commodities research and strategy. He has investment experience since 2005 and holds a master of science degree in agricultural economics and undergraduate degrees in economics and psychology from the University of Illinois at Urbana-Champaign.

PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Daniel He	12/19 12/19 12/19 12/19

Executive Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RealEstateRealReturn Strategy	Ray Huang	2/22

Executive Vice President, PIMCO. Mr. Huang is a portfolio manager in the Newport Beach office, focusing on real estate investment trusts (REITs) and hotel companies. Prior to joining PIMCO in 2013, he was an analyst at Green Street Advisors focusing on residential REITs. Previously, he was an equity analyst covering homebuilding and building products at J.P. Morgan. He has investment experience since 2005 and holds an undergraduate degree in operations research and industrial engineering from Cornell University.

PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Steve Rodosky	1/19 1/19 1/19 1/19 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Inflation Response Multi-Asset	Emmanuel Sharef	2/22

Executive Vice President, PIMCO. Dr. Sharef is a portfolio manager in the Newport Beach office, focused on asset allocation and multi-real asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset	Greg Sharenow	1/15 11/18 2/22

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs, and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations.

PIMCO CommoditiesPLUS® Strategy	Bryan Tsu	2/22

Executive Vice President, PIMCO. Mr. Tsu is a portfolio manager, focusing on commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs), and is a member of both the StocksPLUS and CommoditiesPLUS portfolio management teams, and also focuses on securitized strategies. He currently co-chairs PIMCO’s Americas Portfolio Committee, and he has previously served as a rotating member of PIMCO’s Investment Committee. Prior to joining PIMCO in 2008, he worked at Bear Stearns in New York, syndicating collateralized loan and collateralized debt obligations and other asset-backed transactions. He has investment experience since 2006 and holds a bachelor’s degree in economics and operations research from Columbia University.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated March 31, 2022 to the Statement of Additional Information

dated July 30, 2021, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy® Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund (each, a “Fund” and together, the “Funds”)

As previously disclosed in a supplement dated February 1, 2022, Pacific Investment Management Company LLC (“PIMCO”) has announced that Nic Johnson is retiring from PIMCO effective March 31, 2022.

Effective immediately: the PIMCO CommoditiesPLUS® Strategy Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Bryan Tsu and Andrew DeWitt; the PIMCO CommodityRealReturn Strategy® Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt; the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Daniel He and Emmanuel Sharef; and the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Steve Rodosky, Daniel He and Ray Huang.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective March 31, 2022: the PIMCO CommoditiesPLUS® Strategy Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Bryan Tsu and Andrew DeWitt; the PIMCO CommodityRealReturn Strategy® Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt; the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Daniel He and Emmanuel Sharef; and the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Steve Rodosky, Daniel He and Ray Huang.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_033122